Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

Note    A

Significant Accounting Policies

General: Seacoast Banking Corporation of Florida (“Company”) is a single segment bank holding company with one operating subsidiary bank, Seacoast National Bank (“Seacoast National”, together the “Company”). Seacoast National’s service area includes Okeechobee, Highlands, Hendry, Hardee, Glades, DeSoto, Palm Beach, Martin, St. Lucie, Brevard, Indian River, Broward, Orange and Seminole counties, which are located in central and southeast Florida. The bank operates full service branches within its markets.

The consolidated financial statements include the accounts of Seacoast and all its majority-owned subsidiaries but exclude five trusts created for the issuance of trust preferred securities. In consolidation, all significant intercompany accounts and transactions are eliminated.

The accounting and reporting policies of the Company are in accordance with accounting principles generally accepted in the United States of America, and they conform to general practices within the applicable industries.

New Financial Reporting Guidance: On January 1, 2012, we adopted new financial reporting guidance related to the presentation of comprehensive income in our consolidated financial statements. The new guidance requires net income and other comprehensive income to be presented in either a single-continuous statement of comprehensive income or two separate, but consecutive, statements of income and comprehensive income. We elected to present the components of comprehensive income in a separate statement following our consolidated statements of income. In accordance with the guidance, the presentation of all prior year information has been revised to conform with the new presentation.

Cash and Cash Equivalents: Cash and cash equivalents include cash and due from banks, interest-bearing bank balances and federal funds sold and securities purchased under resale agreements. Cash and cash equivalents have original maturities of three months or less, and accordingly, the carrying amount of these instruments is deemed to be a reasonable estimate of fair value.

Securities Purchased and Sold Agreements: Securities purchased under resale agreements and securities sold under repurchase agreements are generally accounted for as collateralized financing transactions and are recorded at the amount at which the securities were acquired or sold plus accrued interest. It is the Company’s policy to take possession of securities purchased under resale agreements, which are primarily U.S. Government and Government agency securities. The fair value of securities purchased and sold is monitored and collateral is obtained from or returned to the counterparty when appropriate.

Use of Estimates: The preparation of these financial statements requires the use of certain estimates by management in determining the Company’s assets, liabilities, revenues and expenses, and contingent liabilities. Specific areas, among others, requiring the application of management’s estimates include determination of the allowance for loan losses, the valuation of investment securities available for sale, fair value of impaired loans, contingent liabilities, other real estate owned, valuation of deferred tax valuation allowance. Actual results could differ from those estimates.

Securities: Securities are classified at date of purchase as trading, available for sale or held to maturity. Securities that may be sold as part of the Company’s asset/liability management or in response to, or in anticipation of changes in interest rates and resulting prepayment risk, or for other factors are stated at fair value with unrealized gains or losses reflected as a component of shareholders’ equity net of tax or included in noninterest income as appropriate. The estimated fair value of a security is determined based on market quotations when available or, if not available, by using quoted market prices for similar securities, pricing models or discounted cash flow analyses, using observable market data where available. Debt securities that the Company has the ability and intent to hold to maturity are carried at amortized cost.

Realized gains and losses, including other than temporary impairments, are included in noninterest income as investment securities gains (losses). Interest and dividends on securities, including amortization of premiums and accretion of discounts, is recognized in interest income on an accrual basis using the interest method. The Company anticipates prepayments of principal in the calculation of the effective yield for collateralized mortgage obligations and mortgage backed securities by obtaining estimates of prepayments from independent third parties. The adjusted cost of each specific security sold is used to compute realized gains or losses on the sale of securities on a trade date basis.

On a quarterly basis, the Company makes an assessment to determine whether there have been any events or economic circumstances to indicate that a security is impaired on an other-than-temporary basis. Management considers many factors including the length of time the security has had a fair value less than the cost basis; our intent and ability to hold the security for a period of time sufficient for a recovery in value; recent events specific to the issuer or industry; and for debt securities, external credit ratings and recent downgrades. Securities on which there is an unrealized loss that is deemed to be other-than temporary are written down to fair value with the write-down recorded as a realized loss.

For securities which are transferred into held to maturity from available for sale the unrealized gain or loss at the date of transfer is reported as a component of shareholders’ equity and is amortized over the remaining life as an adjustment of yield using the interest method.

Seacoast National is a member of the Federal Home Loan Bank system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans: Loans are recognized at the principal amount outstanding, net of unearned income and amounts charged off. Unearned income includes discounts, premiums and deferred loan origination fees reduced by loan origination costs. Unearned income on loans is amortized to interest income over the life of the related loan using the effective interest rate method. Interest income is recognized on an accrual basis.

Fees received for providing loan commitments and letters of credit that may result in loans are typically deferred and amortized to interest income over the life of the related loan, beginning with the initial borrowing. Fees on commitments and letters of credit are amortized to noninterest income as banking fees and commissions on a straight-line basis over the commitment period when funding is not expected.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are considered held for investment.

The Company accounts for loans in accordance with ASC topics 310 and 470, when due to a deterioration in a borrower’s financial position, the Company grants concessions that would not otherwise be considered. Troubled debt restructured (TDR) loans are tested for impairment and placed in non-accrual status. If borrowers perform pursuant to the modified loan terms for at least six months and the remaining loan balances are considered collectible, the loans are returned to accrual status. When the Company modifies the terms of an existing loan that is not considered a troubled debt restructuring, the Company follows the provisions of ASC 310 “Creditor’s Accounting for a Modification or Exchange of Debt Instruments.”

A loan is considered to be impaired when based on current information, it is probable the Company will not receive all amounts due in accordance with the contractual terms of a loan agreement. The fair value is measured based on either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. A loan is also considered impaired if its terms are modified in a troubled debt restructuring. When the ultimate collectability of the principal balance of an impaired loan is in doubt, all cash receipts are applied to principal. Once the recorded principal balance has been reduced to zero, future cash receipts are applied to interest income, to the extent any interest has been forgone, and then they are recorded as recoveries of any amounts previously charged off.

The accrual of interest is generally discontinued on loans and leases, except consumer loans, that become 90 days past due as to principal or interest unless collection of both principal and interest is assured by way of collateralization, guarantees or other security. Generally, loans past due 90 days or more are placed on nonaccrual status regardless of security. When interest accruals are discontinued, unpaid interest is reversed against interest income. Consumer loans that become 120 days past due are generally charged off. When borrowers demonstrate over an extended period the ability to repay a loan in accordance with the contractual terms of a loan classified as nonaccrual, the loan is returned to accrual status. Interest income on nonaccrual loans is either recorded using the cash basis method of accounting or recognized after the principal has been reduced to zero, depending on the type of loan.

Derivatives Used for Risk Management: The Company may designate a derivative as either a hedge of the fair value of a recognized fixed rate asset or liability or an unrecognized firm commitment (“fair value” hedge), a hedge of a forecasted transaction or of the variability of future cash flows of a floating rate asset or liability (“cash flow” hedge). All derivatives are recorded as other assets or other liabilities on the balance sheet at their respective fair values with unrealized gains and losses recorded either in other comprehensive income or in the results of operations, depending on the purpose for which the derivative is held. Derivatives that do not meet the criteria for designation as a hedge at inception, or fail to meet the criteria thereafter, are carried at fair value with unrealized gains and losses recorded in the results of operations.

To the extent of the effectiveness of a cash flow hedge, changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income. The net periodic interest settlement on derivatives is treated as an adjustment to the interest income or interest expense of the hedged assets or liabilities.

At inception of a hedge transaction, the Company formally documents the hedge relationship and the risk management objective and strategy for undertaking the hedge. This process includes identification of the hedging instrument, hedged item, risk being hedged and the methodology for measuring ineffectiveness. In addition, the Company assesses both at the inception of the hedge and on an ongoing quarterly basis, whether the derivative used in the hedging transaction has been highly effective in offsetting changes in fair value or cash flows of the hedged item, and whether the derivative as a hedging instrument is no longer appropriate.

The Company discontinues hedge accounting prospectively when either it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; the derivative expires or is sold, terminated or exercised; the derivative is de-designated because it is unlikely that a forecasted transaction will occur; or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted as an adjustment to yield over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transaction are still expected to occur, unrealized gains and losses that are accumulated in other comprehensive income are included in the results of operations in the same period when the results of operations are also affected by the hedged cash flow. They are recognized in the results of operations immediately if the cash flow hedge was discontinued because a forecasted transaction is not expected to occur.

Certain commitments to sell loans are derivatives. These commitments are recorded as a freestanding derivative and classified as an other asset or liability.

Loans Held for Sale: Loans are classified as held for sale based on management’s intent to sell the loans, either as part of a core business strategy or related to a risk mitigation strategy. Loans held for sale and any related unfunded lending commitments are recorded at fair value, if elected or the lower of cost (which is the carrying amount net of deferred fees and costs and applicable allowance for loan losses and reserve for unfunded lending commitments) or fair market value less costs to sell. Adjustments to reflect unrealized gains and losses resulting from changes in fair value and realized gains and losses upon ultimate sale of the loans are classified as noninterest income in the Consolidated Statements of Income (Loss). At the time of the transfer to loans held for sale, if the fair market value is less than cost, the difference is recorded as additional provision for credit losses in the results of operations. Fair market value is determined based on quoted market prices for the same or similar loans, outstanding investor commitments or discounted cash flow analyses using market assumptions.

At December 31, 2012 fair market value for substantially all the loans in loans held for sale were obtained by reference to prices for the same or similar loans from recent transactions. For a relationship that includes an unfunded lending commitment, the cost basis is the outstanding balance of the loan net of the allowance for loan losses and net of any reserve for unfunded lending commitments. This cost basis is compared to the fair market value of the entire relationship including the unfunded lending commitment.

Individual loans or pools of loans are transferred from the loan portfolio to loans held for sale when the intent to hold the loans has changed and there is a plan to sell the loans within a reasonable period of time. Loans held for sale are reviewed quarterly. Subsequent declines or recoveries of previous declines in the fair market value of loans held for sale are recorded in other fee income in the results of operations. Fair market value changes occur due to changes in interest rates, the borrower’s credit, the secondary loan market and the market for a borrower’s debt. If an unfunded lending commitment expires before a sale occurs, the reserve associated with the unfunded lending commitment is recognized as a credit to other fee income in the results of operations.

Fair Value Measurements: The Company measures or monitors many of its assets and liabilities on a fair value basis. Certain assets and liabilities are measured on a recurring basis. Examples of these include derivative instruments, available for sale and trading securities, loans held for sale and long-term debt. Additionally, fair value is used on a non-recurring basis to evaluate assets or liabilities for impairment or for disclosure purposes. Examples of these non-recurring uses of fair value include certain loans held for sale accounted for on a lower of cost or fair value, mortgage servicing rights, goodwill, and long-lived assets. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Company uses various valuation techniques and assumptions when estimating fair value.

The Company applied the following fair value hierarchy:

Level 1 – Assets or liabilities for which the identical item is traded on an active exchange, such as publicly-traded instruments or futures contracts.

Level 2 – Assets and liabilities valued based on observable market data for similar instruments.

Level 3 – Assets and liabilities for which significant valuation assumptions are not readily observable in the market; instruments valued based on the best available data, some of which is internally-developed, and considers risk premiums that a market participant would require.

When determining the fair value measurements for assets and liabilities required or permitted to be recorded at and/or marked to fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. When possible, the Company looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Company looks to market observable data for similar assets and liabilities. Nevertheless, certain assets and liabilities are not actively traded in observable markets and the Company must use alternative valuation techniques to derive a fair value measurement.

Other Real Estate Owned: Other real estate owned (“OREO”) consists of real estate acquired in lieu of unpaid loan balances. These assets are carried at an amount equal to the loan balance prior to foreclosure plus costs incurred for improvements to the property, but no more than the estimated fair value of the property less estimated selling costs. Any valuation adjustments required at the date of transfer are charged to the allowance for loan losses. Subsequently, unrealized losses and realized gains and losses are included in other noninterest expense. Operating results from OREO are recorded in other noninterest expense.

Bank Premises and Equipment: Bank premises and equipment are stated at cost, less accumulated depreciation and amortization. Premises and equipment include certain costs associated with the acquisition of leasehold improvements. Depreciation and amortization are recognized principally by the straight-line method, over the estimated useful lives as follows: buildings - 25-40 years, leasehold improvements - 5-25 years, furniture and equipment - 3-12 years. Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Other Intangible Assets: Intangible assets with indefinite lives are not subject to amortization. Rather they are subject to impairment tests at least annually, or more often if events or circumstances indicate there may be impairment. Intangible assets with finite lives continue to be amortized over the period the Company expects to benefit from such assets and are periodically reviewed to determine whether there have been any events or circumstances to indicate the recorded amount is not recoverable from projected undiscounted net operating cash flows. A loss is recognized to reduce the carrying amount to fair value, where appropriate.

Revenue Recognition: Revenue is recognized when the earnings process is complete and collectibility is assured. Brokerage fees and commissions are recognized on a trade date basis. Asset management fees, measured by assets at a particular date, are accrued as earned. Commission expenses are recorded when the related revenue is recognized.

Allowance for Loan Losses and Reserve for Unfunded Lending Commitments: The Company has developed policies and procedures for assessing the adequacy of the allowance for loan losses and reserve for unfunded lending commitments that reflect the evaluation of credit risk after careful consideration of all available information. Where appropriate this assessment includes monitoring qualitative and quantitative trends including changes in levels of past due, criticized and nonperforming loans. In developing this assessment, the Company must necessarily rely on estimates and exercise judgment regarding matters where the ultimate outcome is unknown such as economic factors, developments affecting companies in specific industries and issues with respect to single borrowers. Depending on changes in circumstances, future assessments of credit risk may yield materially different results, which may result in an increase or a decrease in the allowance for loan losses.

The allowance for loan losses and reserve for unfunded lending commitments is maintained at a level the Company believes is adequate to absorb probable losses inherent in the loan portfolio and unfunded lending commitments as of the date of the consolidated financial statements. The Company employs a variety of modeling and estimation tools in developing the appropriate allowance for loan losses and reserve for unfunded lending commitments. The allowance for loan losses and reserve for unfunded lending commitments consists of formula-based components for both commercial and consumer loans, allowance for impaired commercial loans and allowance related to additional factors that are believed indicative of current trends and business cycle issues.

If necessary, a specific allowance is established for individually evaluated impaired loans. The specific allowance established for these loans is based on a thorough analysis of the most probable source of repayment, including the present value of the loan’s expected future cash flows, the loan’s estimated market value, or the estimated fair value of the underlying collateral depending on the most likely source of repayment. General allowances are established for loans grouped into pools based on similar characteristics. In this process, general allowance factors are based on an analysis of historical charge-off experience, portfolio trends, regional and national economic conditions, and expected loss given default derived from the Company’s internal risk rating process.

The Company monitors qualitative and quantitative trends in the loan portfolio, including changes in the levels of past due, criticized and nonperforming loans. The distribution of the allowance for loan losses and reserve for unfunded lending commitments between the various components does not diminish the fact that the entire allowance for loan losses and reserve for unfunded lending commitments is available to absorb credit losses in the loan portfolio. The principal focus is, therefore, on the adequacy of the total allowance for loan losses and reserve for unfunded lending commitments.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s bank subsidiary’s allowance for loan losses and reserve for unfunded lending commitments. These agencies may require such subsidiaries to recognize changes to the allowance for loan losses and reserve for unfunded lending commitments based on their judgments about information available to them at the time of their examination.

Income Taxes: The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and their related tax bases and are measured using the enacted tax rates and laws that are in effect. A valuation allowance is recognized for a deferred tax asset if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized. The effect on deferred tax assets and liabilities of a change in rates is recognized as income or expense in the period in which the change occurs. See Note L, Income Taxes for related disclosures.

Earnings per Share: Basic earnings per share are computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during each period. Diluted earnings per share are based on the weighted-average number of common shares outstanding during each period, plus common share equivalents calculated for stock options and performance restricted stock outstanding using the treasury stock method.

Stock-Based Compensation: The three stock option plans are accounted for under ASC Topic 718 and the fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with market assumptions. This amount is amortized on a straight-line basis over the vesting period, generally five years. (See Note J)

For restricted stock awards, which generally vest based on continued service with the Company, the deferred compensation is measured as the fair value of the shares on the date of grant, and the deferred compensation is amortized as salaries and employee benefits in accordance with the applicable vesting schedule, generally straight-line over five years. Some shares vest based upon the Company achieving certain performance goals and salary amortization expense is based on an estimate of the most likely results on a straight line basis.